OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2022
OTHER NON-CURRENT LIABILITIES.
Other Non-Current Liabilities

		June 30,	June 30,
	Note	2022	2021
		(US$’000)
Defined benefit scheme	14.1	830	950
Warrant liability	28	4,847	7,784
Phantom stock plan	19.2	667	514
Other	14.2	802	1,890
		7,146	11,138

Principal Assumptions used for Purposes of Actuarial Valuations

	June 30,	June 30,
	2022	2021
	%	%
Discount rates	6.85%	4.87%
Expected rate of salary increase	3.00%	3.00%

Amounts Recognized in Statement of Profit or Loss and Other Comprehensive Income in Respect of Defined Benefit Scheme

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Current service cost	238	209	100
Interest on obligation	40	19	21
Total	278	228	121

Amount Included in Statement of Financial Position in Other Non-Current Liabilities Arising from Defined Benefit

	June 30,	June 30,
	2022	2021
	(US$’000)
Present value of unfunded defined benefit obligation	830	950
Net liability arising from defined benefit obligation	830	950

Movement in Present Value of Defined Benefit Obligation

	June 30,	June 30,
	2022	2021
	(US$’000)
Present value of defined benefit obligation at the beginning of the year	950	677
Foreign exchange movements	(111)	19
Current service cost	238	209
Interest cost	40	19
Actuarial gains	(287)	26
Present value of defined benefit obligation at the end of the year	830	950